Note 6 - Leases	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Lessor, Operating Leases [Text Block]
6	Leases

A. Lease arrangements, under which the Company acts as the lessee

Bareboat Chartered-in Vessels:

On
January 29, 2015
and
March 31, 2015,
the Company sold and leased back M/T Stenaweco Energy and M/T Stenaweco Evolution respectively (Note
4
). The vessels were chartered back on a bareboat basis for
7
years at a bareboat hire of
$8,586
and
$8,625
per day respectively. In addition, the Company has the option to buy back each vessel from the end of year
3
up to the end of year
7
at purchase prices stipulated in the bareboat agreement depending on when the option is exercised.

The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements. The Company must maintain a consolidated leverage ratio of not
more than
75%
and maintain minimum free liquidity of
$750
per vessel owned and
$500
per bareboat chartered-in vessel at all times which is certified quarterly. As of
December 31, 2017,
the Company is in compliance with the consolidated leverage ratio and the minimum free liquidity covenants.

As of
December 31, 2017,
cash and cash equivalents amounted to $
30,613
of which an amount of
$4,750
is presented as restricted cash due to the abovementioned minimum liquidity covenant.

The Company has treated the sale and leaseback of the abovementioned vessels as an operating lease. Losses from the sale of these two
vessels amounted to
$11,600
which are amortized over the duration of the leases. The amortization for the year is presented under Amortization of prepaid bareboat charter hire in the accompanying statement of consolidated loss and amounted to
$1,577
and
$1,657
for the years ended
December 31, 2016
and
2017
respectively.

As at
December 31, 2017,
the outstanding balance of the Prepaid bareboat charter hire was
$6,934,
presented in the accompanying consolidated balance sheets as follows:

Current portion of Prepaid bareboat charter hire	1,656
Non-current portion of Prepaid bareboat charter hire	5,278
Total	6,934

Future minimum lease payments:

The Company's future minimum lease payments required to be made after
December 31, 2017,
relating to bareboat chartered-in vessels M/T Stenaweco Energy and M/T Stenaweco Evolution are as follows:

Year ending December 31,	Bareboat Charter Lease Payments
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	26,179

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

In
2017,
the Company operated all of its vessels under time charters with Stena Bulk AB, ex Stena Weco AS, (M/T Stenaweco Energy, M/T Stenaweco Evolution, M/T Stenaweco Excellence and M/T Stenaweco Elegance), BP Shipping (M/T Eco Fleet and M/T Eco Revolution) and Dampskibsselskabet NORDEN A/S (M/T Nord Valiant). In arriving at the minimum future charter revenues of the non-cancellable time charter contracts an estimated
15
days off-hire time to perform scheduled dry-docking on each vessel has been deducted, and it has been assumed that no
additional off-hire time is incurred, although there is
no
assurance that such estimate will be reflective of the actual off-hire in the future. In addition, the vessels owned by the Company’s joint ventures have been excluded.

As of
December 31, 2017,
the minimum future charter revenues are as follows:

Year ending December 31,	Time Charter receipts
2018	39,290
2019	39,352
2020	39,030
2021	13,627
Total	131,299